Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	ARGENTINA — 3.3%
34,186	YPF S.A. - ADR *	$1,349,321
	BRAZIL — 5.0%
106,100	Embraer S.A. *	1,083,857
26,520	NU Holdings Ltd.- Class A *	351,125
86,769	PRIO S.A.	608,590
		2,043,572
	CHINA — 26.8%
50,862	Bilibili, Inc. - ADR *	850,413
7,000	Contemporary Amperex Technology Co., Ltd. - Class A	249,579
16,300	Contemporary Amperex Technology Co., Ltd. - Class A	581,163
384,185	Haitian International Holdings Ltd.	1,021,377
12,010	NAURA Technology Group Co., Ltd. - Class A	626,546
121,945	Ningbo Tuopu Group Co., Ltd. - Class A	1,105,794
46,900	Proya Cosmetics Co., Ltd. - Class A	543,587
42,600	Tencent Holdings Ltd.	2,241,408
78,083	Tencent Music Entertainment Group - ADR	935,434
761,645	Tongcheng Travel Holdings Ltd.	1,919,992
19,030	Yum China Holdings, Inc.	880,138
		10,955,431
	INDIA — 1.8%
62,105	360 ONE WAM Ltd.	720,395
	INDONESIA — 1.3%
1,814,484	Bank Negara Indonesia Persero Tbk P.T.	527,888
	IRELAND — 4.5%
16,620	PDD Holdings, Inc. - ADR *	1,859,944
	MEXICO — 7.6%
879,831	Cemex S.A.B. de C.V.	522,243
99,940	Coca-Cola Femsa S.A.B. de C.V.	785,119
366,975	Grupo Mexico S.A.B. de C.V.	1,799,102
		3,106,464
	PHILIPPINES — 1.8%
360,931	Bank of the Philippine Islands	718,486
	POLAND — 2.2%
55,411	Powszechna Kasa Oszczednosci Bank Polski S.A.	909,102
	SOUTH KOREA — 3.7%
42,570	Samsung Electronics Co., Ltd.	1,520,333
	TAIWAN — 25.4%
64,440	Accton Technology Corp.	1,479,761
51,140	Chroma ATE, Inc.	575,902

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
86,470	E Ink Holdings, Inc.	$725,791
13,190	King Slide Works Co., Ltd.	597,462
11,004	Lotes Co., Ltd.	619,996
172,890	Taiwan Semiconductor Manufacturing Co., Ltd.	5,769,876
37,759	Yageo Corp.	612,821
		10,381,609
	UNITED ARAB EMIRATES — 2.4%
271,438	Emaar Properties PJSC	996,246
	UNITED KINGDOM — 5.9%
33,177	Anglogold Ashanti Plc	1,002,277
47,040	TechnipFMC PLC	1,413,552
		2,415,829
	UNITED STATES — 1.7%
1,090	Monolithic Power Systems, Inc.	694,733
	URUGUAY — 4.9%
1,040	MercadoLibre, Inc. *	1,999,078
	Total Common Stocks
	(Cost $36,253,855)	40,198,431

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$703,152	UMB Bank, Institutional Banking Money Market Deposit II Investment, 3.80%[1]	703,152
	Total Short-Term Investments
	(Cost $703,152)	703,152
	TOTAL INVESTMENTS — 100.0%
	(Cost $36,957,007)	40,901,583
	Other Assets in Excess of Liabilities — 0.0%	11,241
	TOTAL NET ASSETS — 100.0%	$40,912,824

ADR – American Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.